UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      The Children's Investment Fund Management (UK) LLP
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Address:   7 Clifford Street
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           London W1S 2FT
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           United Kingdom
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Form 13F File Number: 028-11900
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Angus Milne
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Title:  Head of Compliance
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Phone:  +44 20 7440 2330
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Signature,  Place,  and  Date  of  Signing:

/s/ Angus Milne                    London, United Kingdom          May 16, 2011
---------------------------------  ------------------------------  ------------
[Signature]                        [City, State]                   [Date]

Report  Type  (Check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              13

Form 13F Information Table Value Total:  $    2,249,714
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                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
CBS CORP NEW                 CL B           124857202  680,220 27,165,352 SH       SOLE                27,165,352      0    0
COCA COLA CO                 COM            191216100   98,106  1,478,830 SH       SOLE                 1,478,830      0    0
COMPANHIA ENERGETICA DE MINA SP ADR N-V PFD 204409601   22,905  1,188,633 SH       SOLE                 1,188,633      0    0
DISNEY WALT CO               COM DISNEY     254687106  484,258 11,238,302 SH       SOLE                11,238,302      0    0
MOLSON COORS BREWING CO      CL B           60871R209  136,908  2,919,768 SH       SOLE                 2,919,768      0    0
ORACLE CORP                  COM            68389X105    5,915    176,920 SH       SOLE                   176,920      0    0
ROYAL BK SCOTLAND GROUP PLC  SPON ADR SER H 780097879      696     30,914 SH       SOLE                    30,914      0    0
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF S  780097739   10,171    580,852 SH       SOLE                   580,852      0    0
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF T  780097713    9,649    492,283 SH       SOLE                   492,283      0    0
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS Q 780097754    3,538    197,200 SH       SOLE                   197,200      0    0
UNITED PARCEL SERVICE INC    CL B           911312106   94,018  1,265,044 SH       SOLE                 1,265,044      0    0
VIACOM INC NEW               CL B           92553P201  486,609 10,460,212 SH       SOLE                10,460,212      0    0
WELLPOINT INC                COM            94973V107  216,721  3,105,329 SH       SOLE                 3,105,329      0    0
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